Schedule of cash flow in discontinued operation (Details) - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
WinView Inc [member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities	$ (21,337)	$ 232,657
Disposal of Eden
Net cash used in financing activities	4,201	(98,747)
Change in cash	(17,136)	133,910
Cash, beginning of period	20,612	52,746
Cash, end of period	3,476	186,656
UMG [member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities	32,340	(197,203)
Net cash used in financing activities		(21,636)
Change in cash	32,340	(218,839)
Cash, beginning of period	109,378	175,296
Cash, end of period	141,718	(43,543)
Eden Games [member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities		(3,432)
Disposal of Eden
Net cash used in financing activities		(54,465)
Change in cash		(57,897)
Cash, beginning of period		270,571
Cash, end of period		$ 212,674